Share-based Payment (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Payment [Abstract]
Schedule of RSU Activity

A summary of the Company’s RSU activity for the year ended December 31, 2024 and 2023, is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested on December 31, 2022	981,000	2.49
Granted	1,288,396	1.33
Vested	(1,097,396)	1.24
Forfeited	(170,125)	2.49
Non-vested on December 31, 2023	1,001,875	2.14
Granted	3,758,787	0.9
Vested	(1,390,537)	1.27
Forfeited	(49,875)	2.49
Non-vested on December 31, 2024	3,320,250	1.11